Deferred revenues (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred revenues		R$ 932,029	R$ 886,340
Current installment		(265,417)	(197,179)
Non-current portion		666,612	689,161
Services To Be Rendered Pre Paid [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	[1]	193,943	118,795
Government Grants [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	[2]	860	11,184
Prepaid Revenues [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues		43,561	8,522
Deferred Revenue On Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	[3]	680,731	734,826
Contractual Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	[4]	R$ 12,934	R$ 13,013

[1]	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.
[2]	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2022 is R$ 203 million and the outstanding amount on December 31, 2022 is R$ 860 (R$ 11,184 on December 31, 2021). This amount is being amortized by the lifespan of the asset being financed and appropriated in the group of “other net revenues (expenses)” (Note 31).
[3]	Referring to the amount of revenue to be appropriated by the sale of the towers (Note 17).
[4]	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.